OTHER ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
Disclosure of other accounts receivables [abstract]
OTHER ACCOUNTS RECEIVABLE, NET

NOTE 12 – OTHER ACCOUNTS RECEIVABLE, NET

Balances of other accounts receivable, net of impairment losses, comprise the following as of December 31, 2022 and 2021:

		December 31,		December 31,
	Reference	2022		2021

Contract assets	12.1	Ps.	16,161,187	Ps.	13,088,483
Other accounts receivable	12.2		7,601,802		6,321,524
Total other accounts receivable			23,762,989		19,410,007
Loss allowance	4.1.5		(382,416)		(382,802)
Total other accounts receivable, net		Ps.	23,380,573	Ps.	19,027,205

12.1          Contract assets

The following table provides information about assets from contracts with customers as of December 31, 2022 and 2021:

Contract assets	December 31, 2022		December 31, 2021

Financial assets in concession arrangements rights at fair value (1)	Ps.	3,507,231	Ps.	3,228,480
Financial assets in concession arrangements rights at amortized cost (1)		12,653,956		9,860,003
Gross balance of other accounts receivable	Ps.	16,161,187	Ps.	13,088,483
Loss allowance (2)		(8,171)		(6,951)
Total contract assets	Ps.	16,153,016	Ps.	13,081,532
(1)	See note 16 details regarding concession arrangements rights.
(2)	See reconciliations simplified approach and general approach loss allowance on note 4.1.5.

12.2          Other accounts receivable

The detailed information of other accounts receivable measured at amortized cost, except for prepaid expenses, as of December 31, 2022 and 2021 is as follows:

Other accounts receivable	December 31, 2022		December 31, 2021
Accounts receivable for goods and services sales in Non-financial sector companies	Ps.	1,455,555	Ps.	1,289,944
Debtors		2,061,364		929,253
Credit card compensations and network compensation		658,721		1,130,931
Payment in advance		633,358		765,561
Government		577,117		524,250
Conditional contributions		694,018		379,791
Taxes		30,862		57,581
Others		1,490,807		1,244,213
Gross balance of other accounts receivable	Ps.	7,601,802	Ps.	6,321,524
Loss allowance		(374,245)		(375,851)
Other accounts receivable, net	Ps.	7,227,557	Ps.	5,945,673